Related-Party Loan - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended		12 Months Ended
	Mar. 23, 2011	Nov. 29, 2010	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Related-party loan	Dec. 31, 2010 Related-party loan	Dec. 31, 2012 Related-party loan
Related Party Transaction [Line Items]
Related-party loan payment		$ 69,400,000	$ 69,444,000
Conversion of related-party loan into equity	142,800,000	655,000,000
Issuance of shares upon conversion of related-party loan			892,609,000
Related-party loan				142,200,000
Accrued interest rate per annum							6.00%
Capitalized interest recorded to property and equipment					$ 600,000	$ 60,100,000